Product sales revenue (Tables)	6 Months Ended
Apr. 30, 2022
Product sales revenue [Abstract]
Schedule of product sales revenue

	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2022	2021	2022	2021
	$	$	$	$
Product revenue recognized in the period	4,319,640	283,637	6,203,617	920,999
Fair value pricing adjustments	3,971,482	(107,535)	5,709,952	167,969
Total product sales	8,291,122	176,102	11,913,569	1,088,968